Goodwill and Intangible assets, net - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 25,084	$ 20,395
Less: accumulated amortization	(18,316)	(14,818)
Total intangible assets, net	6,768	5,577
Amortization of intangible assets	3,498	4,862	$ 4,776
Developed technology
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,552	4,070
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	6,172	3,694
Database
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	208	208
User panel
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	11,202	11,202
Brand name
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 1,950	$ 1,221